Introduction	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Introduction
Introduction
Corporate Information
Millicom International Cellular S.A. (the “Company” or “MIC S.A.”), a Luxembourg Société Anonyme, and its subsidiaries, joint ventures and associates (the “Group” or “Millicom”) is an international telecommunications and media group providing digital lifestyle services in emerging markets, through mobile and fixed telephony, cable, broadband, Pay-TV in Latin America (Latam) and Africa.
The Company’s shares are traded as Swedish Depositary Receipts on the Stockholm stock exchange under the symbol TIGO SDB (formerly MIC SDB) and, since January 9, 2019, on the Nasdaq Stock Market in the U.S. under the ticker symbol TIGO. The Company has its registered office at 2, Rue du Fort Bourbon, L-1249 Luxembourg, Grand Duchy of Luxembourg and is registered with the Luxembourg Register of Commerce under the number RCS B 40 630.
On November 14, 2019, Millicom's historical principal shareholder, Kinnevik AB, distributed its entire (approximately 37% of Millicom's outstanding shares) shareholding in Millicom to its own shareholders through a share redemption plan. Since that date, Kinnevik is no longer a related party or shareholder in Millicom.
On February 24, 2020, the Board of Directors authorized these consolidated financial statements for issuance.
Business activities
Millicom operates its mobile businesses in Latin America (Bolivia, Colombia, El Salvador, Guatemala, Honduras, Nicaragua, Panama and Paraguay), and in Africa (Ghana and Tanzania).
Millicom operates various cable and fixed line businesses in Latin America (Bolivia, Colombia, Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua, Panama and Paraguay). Millicom also provides direct to home satellite service in most of its Latam countries.
On December 31, 2015, Millicom deconsolidated its operations in Guatemala and Honduras which are, since that date and for accounting purposes, under joint control.
Millicom holds investments in online/e-commerce businesses in several countries in Africa (Jumia), in a tower infrastructure company in Africa (Helios Towers), as well as other small minority investments in other businesses such as micro-insurance (Milvik).
IFRS Consolidated Financial Statements
Basis of preparation
These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the IASB (IFRS). They are also compliant with International Financial Reporting Standards as adopted by the European Union. This is in accordance with Regulation (EC) No 1606/2002 of the European Parliament and of the Council of July 19, 2002, on the application of international accounting standards for listed companies domiciled in the European Union.
The financial statements have been prepared on an historical cost basis, except for certain items including derivative financial instruments (measured at fair value), financial instruments that contain obligations to purchase own equity instruments (measured at the present value of the redemption price), and, up to December 31, 2018 prior to the adoption of IFRS 16 'Leases', property, plant and equipment under finance leases (initially measured at the lower of fair value and present value of the future minimum lease payments).
This section contains the Group’s significant accounting policies that relate to the financial statements as a whole. Significant accounting policies specific to one note are included within that note. Accounting policies relating to non-material items are not included in these financial statements.
Consolidation
The consolidated financial statements of the Group comprise the financial statements of the Company and its subsidiaries as of December 31 of each year. The financial statements of the subsidiaries are prepared for the same reporting year as the Company, using consistent accounting policies.
All intra-group balances, transactions, income and expenses, and profits and losses resulting from intra-group transactions are eliminated.
Foreign currency
Financial information in these financial statements are shown in the US dollar presentation currency of the Group and rounded to the nearest million (US$ million) except where otherwise indicated. The financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which each entity operates (the functional currency). The functional currency of each subsidiary, joint venture and associate reflects the economic substance of the underlying events and circumstances of these entities. Except for El Salvador where the functional currency is US dollar, the functional currency in other countries is the local currency.
The results and financial position of all Group entities (none of which operate in an economy with a hyperinflationary environment) with functional currency other than the US dollar presentation currency are translated into the presentation currency as follows:

(i)	Assets and liabilities are translated at the closing rate on the date of the statement of financial position;

(ii)
Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

(iii)	All resulting exchange differences are recognized as a separate component of equity (currency translation reserve), in the caption “Other reserves”.
On consolidation, exchange differences arising from the translation of net investments in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are recorded in equity. When the Group disposes of or loses control or significant influence over a foreign operation, exchange differences that were recorded in equity are recognized in the consolidated statement of income as part of gain or loss on sale or loss of control and/or significant influence.
Goodwill and fair value adjustments arising on acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.
The following table presents functional currency translation rates for the Group’s locations to the US dollar on December 31, 2019, 2018 and 2017 and the average rates for the years ended December 31, 2019, 2018 and 2017.

Exchange Rates to the US Dollar	Functional Currency	2019 Year-end Rate	2018 Year-end Rate	Change %	2019 Average Rate	2018 Average Rate	Change %	2017 Average Rate
Bolivia	Boliviano (BOB)	6.91	6.91	—%	6.91	6.91	—%	6.91
Chad	CFA Franc (XAF)	n/a	580	n/a	n/a	571	n/a	588
Colombia	Peso (COP)	3,277	3,250	0.8%	3,296	2,973	10.9%	2,961
Costa Rica	Costa Rican Colon (CRC)	576	608	(5.2)%	588	578	1.8%	571
El Salvador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ghana	Cedi (GHS)	5.73	4.82	18.9%	5.33	4.63	15.0%	4.36
Guatemala	Quetzal (GTQ)	7.70	7.74	(0.5)%	7.71	7.52	2.5%	7.36
Honduras	Lempira (HNL)	24.72	24.42	1.2%	24.59	23.99	2.5%	23.58
Luxembourg	Euro (EUR)	0.89	0.87	2.5%	0.89	0.85	5.1%	0.89
Nicaragua	Cordoba (NIO)	33.84	32.33	4.7%	33.12	31.55	5.0%	30.05
Panama	Balboa (B/.) (i)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Paraguay	Guarani (PYG)	6,453	5,961	8.3%	6,232	5,743	8.5%	5,626
Sweden	Krona (SEK)	9.365	8.85	5.8%	9.43	8.71	8.3%	8.53
Tanzania	Shilling (TZS)	2,299	2,299	—%	2,304	2,274	1.3%	2,233
United Kingdom	Pound (GBP)	0.75	0.78	(3.3)%	0.78	0.75	4.3%	0.77
(i) the balboa is tied to the United States dollar at an exchange rate of 1:1.
New and amended IFRS accounting standards
The following changes to standards effective for annual periods starting on January 1, 2018 have been adopted by the Group:
IFRS 15 “Contracts with customers” establishes a five-step model related to revenue recognition from contracts with customers. Under IFRS 15, revenue is recognized at amounts that reflect the consideration that an entity expects to be entitled to in exchange for transferring goods or services to a customer. The Group adopted the accounting standard on January 1, 2018 using the modified retrospective method which had an immaterial impact on its Group financial statements. IFRS 15 mainly affects the timing of recognition of revenue as it introduces more differences between the billing and the recognition of the revenue and, in some cases, the recognition of the revenue as a principal (gross) or as an agent (net). However, it does not affect the cash flows generated by the Group.
As a consequence of adopting this Standard:
1)    some revenue is recognized earlier, as a larger portion of the total consideration received in a bundled contract is attributable to the component delivered at contract inception (i.e. typically a subsidized handset). Therefore, this produces a shift from service revenue (which decreases) to the benefit of Telephone and Equipment revenue. This results in the recognition of a Contract Asset on the statement of financial position, as more revenue is recognized upfront, while the cash will be received throughout the subscription period (which is usually between 12 to 36 months). Contract Assets (and liabilities) are reported on a separate line in current assets / liabilities even if their realization period is longer than 12 months. This is because they are realized / settled as part of the normal operating cycle of our core business.
2)    the cost incurred to obtain a contract (mainly commissions) is now capitalized in the statement of financial position and amortized over the average contract term. This results in the recognition of Contract Costs being capitalized under non-current assets on the statement of financial position.
3)    the Group recognizes revenue from its wholesale carrier business on a net basis as an agent rather than as a principal under the modified retrospective IFRS 15 transition. Except for this effect, there were no other material changes for the purpose of determining whether the Group acts as principal or an agent in the sale of products.
4)    the presentation of certain material amounts in the consolidated statement of financial position has been changed to reflect the terminology of IFRS 15:
a.    Contract assets recognized in relation to service contracts.
b.    Contract costs in relation to capitalized cost incurred to obtain a contract (mainly commissions).
c.    Contract liabilities in relation to service contracts were previously included in trade and other payables.
The Group has adopted the standard using the modified retrospective method. Hence, the cumulative effect of initially applying the Standard has been recognized as an adjustment to the opening balance of retained earnings as at January 1, 2018 and comparative financial statements have not been restated in accordance with the transitional provisions in IFRS 15. The impact on the opening balance of retained profits as at January 1, 2018 is summarized in the table set out at the end of this section.
Additionally, the Group has decided to take some of the practical expedients foreseen in the Standard, such as:

•
No adjustment to the transaction price for the means of a financing component whenever the period between the transfer of a promised good or service to a customer and the associated payment is one year or less; when the period is more than one year the financing component is adjusted, if material.

•
Disclosure in the Group Financial Statements the transaction price allocated to unsatisfied performance obligations only for contracts that have an original expected duration of more than one year (e.g. unsatisfied performance obligations for contracts that have an original duration of one year or less are not disclosed).

•
Application of the practical expedient not to disclose the price allocated to unsatisfied performance obligations, if the consideration from a customer corresponds to the value of the entity’s performance obligation to the customer (i.e, if billing corresponds to accounting revenue).

•
Application of the practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that otherwise would have been recognized is one year or less.

•	Revenue recognition accounting principles are further described in Note B.1.1.

•
IFRS 9 “Financial Instruments” addresses the classification, measurement and recognition and impairments of financial assets and financial liabilities as well as hedge accounting. It replaces the parts of IAS 39 that relate to the classification and measurement of financial instruments. IFRS 9 requires financial assets to be classified into two measurement categories: those measured at fair value and those measured at amortized cost. The determination is made at initial recognition. The classification depends on the Group’s business model for managing its financial instruments and the contractual cash flow characteristics of the instrument. For financial liabilities, the standard retains most of the IAS 39 requirements. The main change is that, in cases where the fair value option is taken for financial liabilities, the part of a fair value change due to an entity’s own credit risk is recorded in other comprehensive income rather than the income statement, unless this creates an accounting mismatch. A final standard on hedging (excluding macro-hedging) was issued in November 2013 which aligns hedge accounting more closely with risk management and allows to continue hedge accounting under IAS 39. IFRS 9 also clarifies the accounting for certain modifications and exchanges of financial liabilities measured at amortized cost.

The application of IFRS 9 did not have an impact for the Group on classification, measurement and recognition of financial assets and financial liabilities compared to IAS 39, but it has an impact on impairment of trade receivables and contracts assets (IFRS 15) as well as on amounts due from joint ventures and related parties - with the application of the expected credit loss model instead of the current incurred loss model. As permitted under IFRS 9, the Group adopted the standard without restating comparatives for classification, measurement and impairment. Hence, the cumulative effect of initially applying the Standard has been recognized as an adjustment to the opening balance of retained profits at January 1, 2018. The impact on the opening balance of retained profits at January 1, 2018 is summarized in the table set out at the end of this section. Additionally, the Group continues applying IAS 39 rules with respect to hedge accounting. Finally, the clarification introduced by IFRS 9 on the accounting for certain modifications and exchanges of financial liabilities measured at amortized cost did not have an impact for the Group.
Financial instruments accounting principles are further described in Note C.7.
The application of IFRS 15 and IFRS 9 had the following impact on the Group financial statements at January 1, 2018:

FINANCIAL POSITION $ millions	As at January 1, 2018 before application	Effect of adoption of IFRS 15	Effect of adoption of IFRS 9	As at January 1, 2018 after application	Reason for the change
ASSETS
Investment in joint ventures (non-current)	2,966	27	(4)	2,989	(i)
Contract costs, net (non-current) NEW	—	4	—	4	(ii)
Deferred tax asset	180	—	10	191	(viii)
Other non-current assets	113	—	(1)	113	(iii)
Trade receivables, net (current)	386	—	(47)	339	(iv)
Contract assets, net (current) NEW	—	29	(1)	28	(v)
LIABILITIES
Contract liabilities (current) NEW	—	51	—	51	(vi)
Provisions and other current liabilities	425	(46)	—	379	(vii)
Deferred tax liability (non-current)	56	7	(1)	62	(viii)
EQUITY
Retained profits and loss for the year	3,035	48	(38)	3,045	(ix)
Non-controlling interests	185	—	(5)	181	(ix)
(i)    Impact of application of IFRS 15 and IFRS 9 for our joint ventures in Guatemala, Honduras and Ghana.
(ii)    This mainly represents commissions capitalized and amortized over the average contract term.
(iii)    Effect of the application of the expected credit losses required by IFRS 9 on amounts due from joint ventures.
(iv)    Effect of the application of the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.
(v)    Contract assets mainly represents subsidized handsets as more revenue is recognized upfront while the cash will be received throughout the subscription period (which is usually between 12 to 36 months).
(vi)    This mainly represents deferred revenue for goods and services not yet delivered to customers that will be recognized when the goods are delivered and the services are provided to customers. The balance also comprises revenue from the billing of subscription fees or ‘one-time’ fees at the inception of a contract that are deferred and will be recognized over the average customer retention period or the contract term.
(vii)    Reclassification of deferred revenue to contract liabilities - see previous paragraph.
(viii)    Tax effects of the above adjustments.
(ix)    Cumulative catch-up effect.

As of January 1, 2018, IFRS 9 and IFRS 15 implementations had no impact on the statement of cash flows or on EPS.
The following summarizes the amount by which each financial statement line item is affected in the current reporting year by the application of IFRS 15 as compared to previous standard and interpretations:

INCOME STATEMENT $ millions	2018
	As reported	Without adoption of IFRS 15	Effect of Change Higher/(Lower)	Reason for the change
Total revenue	3,946	4,023	(77)	(i)
Cost of sales	(1,117)	(1,165)	48	(ii)
Operating expenses	(1,616)	(1,656)	40	(ii)
Share of profit in the joint ventures in Guatemala and Honduras	154	152	2	(iii)
Tax impact	(112)	(111)	(1)	(iv)
(i)    Mainly for adjustments for "principal vs agent" considerations under IFRS 15 for wholesale carrier business, as well as for the shift in the timing of revenue recognition due to the reallocation of revenue from service (over time) to telephone and equipment revenue (point in time).
(ii)    Mainly for the reallocation of cost for selling devices due to shift from service revenue to telephone and equipment revenue, for the capitalization and amortization of contract costs and for adjustments for "principal vs agent" under IFRS 15 for wholesale carrier business.
(iii)    Impact of IFRS 15 related to our share of profit in our joint ventures in Guatemala and Honduras.
(iv)    Tax effects of the above adjustments.

FINANCIAL POSITION $ millions	2018
	As reported	Without adoption of IFRS 15	Effect of Change Higher/(Lower)	Reason for the change
ASSETS
Investment in joint ventures (non-current)	2,867	2,839	28	(i)
Contract costs, net (non-current)	4	—	4	(ii)
Deferred tax assets	202	200	2	(vi)
Contract assets, net (current)	37	—	37	(iii)
LIABILITIES
Contract liabilities (current)	87	—	87	(iv)
Provisions and other current liabilities	492	574	(82)	(v)
Current income tax liabilities	55	52	3	(vi)
Deferred tax liabilities (non-current)	236	229	7	(vi)
EQUITY
Retained profits and loss for the year	2,525	2,468	57	(vii)
Non-controlling interests	251	248	3	(vii)
(i)    Impact of application of IFRS 15 for our joint ventures in Guatemala, Honduras and Ghana.
(ii)    This mainly represents commissions capitalized and amortized over the average contract term.
(iii)    Contract assets mainly represents subsidized handsets as more revenue is recognized upfront while the cash will be received throughout the subscription period (which are usually between 12 to 36 months). Throughout the year ended December 31, 2018 no material impairment loss has been recognized.
(iv)    This mainly represents deferred revenue for goods and services not yet delivered to customers that will be recognized when the goods are delivered and the services are provided to customers. The balance also comprises the revenue from the billing of subscription fees or ‘one-time’ fees at the inception of a contract that are deferred and will be recognized over the average customer retention period or the contract term.
(v)    Reclassification of deferred revenue to contract liabilities - see previous paragraph.
(vi)    Tax effects of the above adjustments.
(vii)    Cumulative catch-up effect and IFRS 15 effect in the current year.

The following changes to standards effective for annual periods starting on January 1, 2019 have been adopted by the Group:
IFRS 16 "Leases"primarily affects the accounting for the Group’s operating leases. The commitments for operating leases are now recognized as right of use assets and lease liabilities for future payments. As a result, on adoption, on January 1, 2019, an additional lease liability of $545 million has been recognized (see note C.4.). The application of the new standard decreased operating expenses by $149 million, respectively, as compared to what our results would have been if we had continued to follow IAS 17 for year ended December 31, 2019. The impact of the adoption of the leasing standard and the new accounting policies are further explained below. The application of this standard also affects the Group’s depreciation, operating and financial expenses, debt and other financing, and leverage ratios see note C.3.. The change in presentation of operating lease expenses has resulted in a corresponding increase in cash flows derived from operating activities and a decline in cash flows from financing activities.
Below you will find further details describing the impact of the adoption of IFRS 16 "Leases" on the Group’s financial statements. The amended accounting policies applied from January 1, 2019 are further disclosed in note E.3..
Explanation and effect of adoption of IFRS 16
The Group adopted the standard using the modified retrospective approach with the cumulative effect of applying the new Standard recognized in retained profits as of January 1, 2019. Its application had no significant impact on the Group's retained profits. Comparatives for the 2018 and 2017 financial statements were not restated.
On adoption of IFRS 16, the Group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019.
The right-of-use asset was measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to the leases recognized in the statement of financial position immediately before the date of initial application.
The weighted average incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 12.3%. Each lease commitment was individually discounted using a specific incremental borrowing rate, following a build-up approach including: risk-free rates, industry risk, country risk, credit risk at cash generating unit level, currency risk and commitment’s maturity.
For leases previously classified as finance leases Millicom recognized the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right of use asset and the lease liability at the date of initial application. The measurement principles of IFRS 16 are only applied after that date.

$ millions	2019
Operating lease commitments disclosed as at December 31, 2018	801
(Plus): Non lease components obligations	57
(Less): Short term leases recognized on a straight line basis as an expense	(3)
(Less): Low value leases recognized on a straight line basis as an expense	(2)
(Less): Contract included in the lease commitments but with starting date in 2019 and not part of the IFRS 16 opening balances	(17)
(Plus/Less): Other	(9)
Gross lease liabilities	828
Discounted using the lessee's incremental borrowing rate at the date of the initial application	(283)
Incremental lease liabilities recognized at January 1, 2019	545
(Plus): Finance lease liabilities recognized at December 31, 2018	353
Lease liabilities recognized at January 1, 2019	898

Of which are:
Current lease liabilities	86
Non-current lease liabilities	812

The application of IFRS 16 affected the following items in the statement of financial position on January 1, 2019:

FINANCIAL POSITION $ millions	As at January 1, 2019 before application	Effect of adoption of IFRS 16	As at January 1, 2019 after application	Reason for the change
ASSETS
Property, plant and equipment, net	3,071	(307)	2,764	(i)
Right-of-use asset (non-current) NEW	—	856	856	(ii)
Prepayments	129	(6)	123	(iii)
LIABILITIES
Lease liabilities (non-current) NEW	—	812	812	(iv)
Debt and other financing (non-current)	4,123	(337)	3,786	(v)
Lease liabilities (current) NEW	—	86	86	(iv)
Debt and other financing (current)	458	(16)	442	(v)
Other current liabilities	492	(2)	490	(vi)
(i)    Transfer of previously capitalized assets under finance leases to Right-of-Use assets.

(ii)	Initial recognition of Right-of-Use assets, transfer of previously recognized finance leases and of lease prepayments to the Right-of-Use asset cost at transition.
(iii)    Transfer of lease prepayments to the Right-of-Use asset cost at transition.
(iv)    Initial recognition of lease liabilities and transfer of previously recognized finance lease liabilities.
(v)    Transfer of previously recognized finance lease liabilities to new Lease liabilities accounts.
(vi)    Reclassification of provisions for onerous contracts to Right-of-Use assets.

The application of IFRS 16 has also impacted classifications within the statement of income, statement of cash flows, segment information and EPS for the period starting from January 1, 2019.
In applying IFRS 16 for the first time, the Group has used the following practical expedients permitted by the standard:

◦	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics

◦	reliance on previous assessments on whether leases are onerous

◦	the accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases

◦	the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application, and

◦	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.
The Group has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Group relied on its assessment made when applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.
The following new or amended standards became applicable for the current reporting period and did not have any significant impact on the Group’s accounting policies or disclosures and did not require retrospective adjustments.

◦	Amendments to IFRS 9 "Financial instruments" on prepayment features with negative compensation.

◦	IFRIC 23 "Uncertainty over Income Tax Treatments" clarifies how the recognition and measurement requirements of IAS 12 Income taxes, are applied where there is uncertainty over income tax treatments.

◦	Amendments to IAS 19 "Employee benefits" on plan amendment, curtailment or settlement.

◦	Amendments to IAS 28 "Investments in associates" on long term interests in associates and joint ventures.

◦	Annual improvements 2015-2017.

The following changes to standards, which are not expected to materially affect the Group, will be effective from January 1, 2020:

Amendments to the conceptual framework
The IASB has revised its conceptual framework. The Framework is not an IFRS standard and does not override any standard, so nothing will change in the short term.The revised Framework will be used in future standard-setting decisions, but no changes will be made to current IFRS. Preparers might also use the Framework to assist them in developing accounting policies where an issue is not addressed by an IFRS.

The Group does not expect these amendments to have a material impact on the consolidated financial statements as such.
January 1, 2020
Amendments to IAS 1, ‘Presentation of financial statements’, and IAS 8, ‘Accounting policies, changes in accounting estimates and errors’
These amendments to IAS 1, ‘Presentation of financial statements’, and IAS 8, ‘Accounting policies, changes in accounting estimates and errors’, and consequential amendments to other IFRSs: i) use a consistent definition of materiality throughout IFRSs and the Conceptual Framework for Financial Reporting; ii) clarify the explanation of the definition of material; and iii) incorporate some of the guidance in IAS 1 about immaterial information.

The Group does not expect this amendment to have a material impact on the consolidated financial statements.

January 1, 2020
Amendments to IFRS 3 - 'Business Combinations' - definition of a business
This amendment revises the definition of a business. According to feedback received by the IASB, application of the current guidance is commonly thought to be too complex, and it results in too many transactions qualifying as business combinations.

The Group does not expect this amendment to have a material impact on the consolidated financial statements. These amendments have not yet been endorsed by the EU.

January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7 - Interest Rate Benchmark Reform.
The IASB has embarked on a two-phase project to consider what, if any, reliefs to give from the effects of IBOR reform. For Phase 1, the IASB has issued amendments to IFRS 9, IAS 39 and IFRS 7 that provide temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by IBOR reform. The reliefs relate to hedge accounting and have the effect that IBOR reform should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness should continue to be recorded in the income statement. Given the pervasive nature of hedges involving IBOR based contracts, the reliefs will affect companies in all industries.

The Group is currently assessing the impact of these amendments on the consolidated financial statements but do not expect it will have a material effect.
January 1, 2020
IFRS 17, ‘Insurance contracts’
This standard replaces IFRS 4, which currently permits a wide variety of practices in accounting for insurance contracts. IFRS 17 will fundamentally change the accounting by all entities that issue insurance contracts and investment contracts with discretionary participation features.

IFRS 17 will not have an impact on the consolidated financial statements. IFRS 17 has not been yet endorsed by the EU.
January 1, 2021
Judgments and critical estimates
The preparation of IFRS financial statements requires management to use judgment in applying accounting policies. It also requires the use of certain critical accounting estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. These estimates are based on management's best knowledge of current events, actions and best estimates as of a specified date, and actual results may ultimately differ from these estimates. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in each note and are summarized below:

Judgments
Management apply judgment in accounting treatment and accounting policies in preparation of these financial statements. In particular, a significant level of judgment is applied regarding the following items:

•
Acquisitions – measurement at fair value of existing and newly identified assets, including the measurement of property, plant and equipment and intangible assets (e.g. particularly the customer lists being sensitive to significant assumptions as disclosed in note A.1.2.), liabilities, contingent liabilities and remaining goodwill; the assessment of useful lives; as well as the accounting treatment for transaction costs (see notes A.1.2., E.1.1., E.1.5., E.2.1.);

•	Impairment testing – key assumptions related to future business performance, perpetual growth rates and discount rates (see notes E.1.2., E.1.6., E.2.2.);

•
Revenue recognition – whether or not the Group acts as principal or as an agent, when there is one or several performance obligations and the determination of stand alone selling prices (see note B.1.1.);

•	Contingent liabilities – whether or not a provision should be recorded for any potential liabilities (see note G.3.);

•
Leases – In determining the lease term, including the assessment of whether the exercise of extension or termination options is reasonably certain and the corresponding impact on the selected lease term (see note E.3.);

•
Control – whether Millicom, through voting rights and potential voting rights attached to shares held, or by way of shareholders’ agreements or other factors, has the ability to direct the relevant activities of the subsidiaries it consolidates, or jointly direct the relevant activities of its joint ventures (see notes A.1., A.2.);

•	Discontinued operations and assets held for sale – definition, classification and presentation (see notes A.4., E.4.1.) as well as measurement of potential provisions related to indemnities;

•	Deferred tax assets – recognition based on likely timing and level of future taxable profits together with future tax planning strategies (see notes B.6.3.and G.3.2.);

•	Defined benefit obligations – key assumptions related to life expectancies, salary increases and leaving rates, mainly related to UNE Colombia (see note B.4.3.).
Estimates
Estimates are based on historical experience and other factors, including reasonable expectations of future events. These factors are reviewed in preparation of the financial statements although, due to inherent uncertainties in the evaluation process, actual results may differ from original estimates. Estimates are subject to change as new information becomes available and may significantly affect future operating results. Significant estimates have been applied in respect of the following items:

•
Accounting for property, plant and equipment, and intangible assets in determining fair values at acquisition dates, particularly for assets acquired in business combinations and sale and leaseback transactions (see notes A.1.and E.2.1.);

•	Useful lives of property, plant and equipment and intangible assets (see notes E.1.1., E.2.1.);

•	Provisions, in particular provisions for asset retirement obligations, legal and tax risks (see note F.4.);

•	Revenue recognition (see note B.1.1.);

•	Impairment testing including weighted average cost of capital (WACC), EBITDA margins, Capex intensity and long term growth rates (see note E.1.6.);

•	For leases, estimates in determining the incremental borrowing rate for discounting the lease payments in case interest rate implicit in the lease cannot be determined (see note E.3. );

•	Estimates for defined benefit obligations (see note B.4.3.);

•	Accounting for share-based compensation in particular estimates of forfeitures and future performance criteria (see notes B.4.1., B.4.2.).